DIREXION SHARES ETF TRUST

Supplement dated October 30, 2020 to the
Prospectuses for each 2X series of the
Direxion Shares ETF Trust (the “Funds”)

Effective immediately, the following risk replaces the existing risk in the statutory Prospectuses for the Funds:
Early Close/Trading Halt Risk– When indices or securities experience a sharp decline in price, an exchange or market may close entirely or halt for a period of time in accordance with exchange “circuit breaker” rules or issue trading halts on specific securities and therefore, a Fund’s ability to buy or sell certain securities or financial instruments may be restricted. These exchange or market actions may result in a Fund being unable to buy or sell certain securities or financial instruments. A Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If a Bull Fund is unable to rebalance its portfolio due to a market closure, a trading halt, an emergency, or other market disrupting event, it may result in a Bull Fund not achieving its investment objective and a Fund having a significantly larger leverage multiple than 200%, which may result in significant losses to Fund shareholders in certain circumstances. For example, if an underlying index that is utilized by a Bull Fund experiences a loss of 25% in one day and the Bull Fund is unable to rebalance the Fund’s exposure, it could result in a Bull Fund having 300% leverage the next day the market is open for trading, which may result in larger than expected losses. If a Bear Fund is unable to rebalance its portfolio after its underlying index has experienced a loss of 25% in one day, it may not achieve its investment objective and may have a significantly lower leverage multiple than -200%, which may result in lower gains or losses than expected by a Bear Fund.
Additionally, exchange or market closures or trading halts may result in a Fund’s shares trading at an increasingly large discount to NAV and/or at increasingly wide bid-ask spreads during part of, or all of, the trading day.
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Prospectus.

DIREXION SHARES ETF TRUST

Supplement dated October 30, 2020 to the
Prospectus for each 3X series of the
Direxion Shares ETF Trust (the “Funds”)

Effective immediately, the following risk replaces the existing risk in the statutory Prospectus for the Funds:
Early Close/Trading Halt Risk– When indices or securities experience a sharp decline in price, an exchange or market may close entirely or halt for a period of time in accordance with exchange “circuit breaker” rules or issue trading halts on specific securities and therefore, a Fund’s ability to buy or sell certain securities or financial instruments may be restricted. These exchange or market actions may result in a Fund being unable to buy or sell certain securities or financial instruments. A Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If a Bull Fund is unable to rebalance its portfolio due to a market closure, a trading halt, an emergency, or other market disrupting event, it may result in a Bull Fund not achieving its investment objective and a Fund having a significantly larger leverage multiple than 300%, which may result in significant losses to Fund shareholders in certain circumstances. For example, if an underlying index that is utilized by a Bull Fund experiences a loss of 25% in one day and the Bull Fund is unable to rebalance the Fund’s exposure, it could result in a Bull Fund having 900% leverage the next day the market is open for trading, which may result in larger than expected losses. If a Bear Fund is unable to rebalance its portfolio after its underlying index has experienced a loss of 25% in one day, it may not achieve its investment objective and may have a significantly lower leverage multiple than -300%, which may result in lower gains or losses than expected by a Bear Fund.
Additionally, exchange or market closures or trading halts may result in a Fund’s shares trading at an increasingly large discount to NAV and/or at increasingly wide bid-ask spreads during part of, or all of, the trading day.
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Prospectus.